Quarterly Holdings Report
for
Fidelity® Balanced Fund
November 30, 2025
BAL-NPRT1-0126
1.809104.121
Common Stocks - 64.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	5,600	9,218,384
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	713,026	198,980,012
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	166,884	18,365,584
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	554,056	40,167,028
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	560,578	30,518,998
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (d)	11,313,390	62,944,368
Cameco Corp (United States) (d)	29,362	2,598,831
Imperial Oil Ltd	1,245,175	123,212,136
		188,755,335
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	46,427	79,797,497
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (d)	20,800	7,163,728
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	402,500	11,495,062
TOTAL CANADA		357,897,648
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (d)	318,735	11,834,631
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA	324,678	27,753,070
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (d)	148,566	15,324,583
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	16,589,066	65,705,809
Piraeus Financial Holdings SA	5,594,024	45,891,552

TOTAL GREECE		111,597,361
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd	3,148,245	35,500,377
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	4,694,888	48,212,262
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (e)	248,570	10,432,483
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (d)	749,700	20,159,433
TOTAL ISRAEL		30,591,916
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	58,100	16,202,415
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	652,940	237,005,418
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	1,327,442	1,407,088
NETHERLANDS - 0.3%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (d)	152,878	139,421,678
uniQure NV (d)	217,200	5,975,172
		145,396,850
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	31,800	17,504,947
NXP Semiconductors NV	139,575	27,208,751
		44,713,698
TOTAL NETHERLANDS		190,110,548
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,141,000	22,990,554
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	92,048	2,764,405
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	6,653,935	71,376,087
TOTAL SPAIN		74,140,492
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (d)	178,100	7,834,619
TAIWAN - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Chroma ATE Inc	3,027,000	79,010,517
Delta Electronics Inc	4,026,000	119,585,429
		198,595,946
Semiconductors & Semiconductor Equipment - 0.8%
Jentech Precision Industrial Co Ltd	439,000	40,644,261
Taiwan Semiconductor Manufacturing Co Ltd	3,758,000	173,311,961
Taiwan Semiconductor Manufacturing Co Ltd ADR	714,841	208,383,300
		422,339,522
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	337,000	14,767,983
TOTAL TAIWAN		635,703,451
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	16,700	7,672,147
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(d)	219	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	1,300,010	29,880,874
Tobacco - 0.1%
British American Tobacco PLC ADR	748,435	43,903,197
TOTAL CONSUMER STAPLES		73,784,071

Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)	5,751,413	18,119,286
Insurance - 0.1%
Hiscox Ltd	2,499,680	44,338,274
TOTAL FINANCIALS		62,457,560

TOTAL UNITED KINGDOM		136,241,631
UNITED STATES - 60.8%
Communication Services - 7.7%
Diversified Telecommunication Services - 0.2%
AT&T Inc	5,293,600	137,739,472
Entertainment - 0.9%
Live Nation Entertainment Inc (d)	107,859	14,178,065
Netflix Inc (d)	3,024,920	325,420,894
Take-Two Interactive Software Inc (d)	165,571	40,742,056
Walt Disney Co/The	1,003,500	104,835,645
Warner Bros Discovery Inc (d)	1,968,959	47,255,016
		532,431,676
Interactive Media & Services - 6.6%
Alphabet Inc Class A	9,267,254	2,967,189,386
Epic Games Inc (b)(c)(d)	13,987	9,092,808
Meta Platforms Inc Class A	1,578,125	1,022,546,094
		3,998,828,288
Media - 0.0%
Magnite Inc (d)	1,701,333	24,992,582
TOTAL COMMUNICATION SERVICES		4,693,992,018

Consumer Discretionary - 6.6%
Automobiles - 1.2%
General Motors Co	169,900	12,491,048
Tesla Inc (d)	1,715,783	738,078,373
		750,569,421
Broadline Retail - 2.9%
Amazon.com Inc (d)	7,592,842	1,770,802,612
Etsy Inc (d)	246,762	13,379,436
		1,784,182,048
Distributors - 0.0%
LKQ Corp	667,457	19,816,798
Diversified Consumer Services - 0.1%
Service Corp International/US	525,426	41,734,587
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (d)	521,155	60,969,923
Booking Holdings Inc	10,868	53,412,851
Chipotle Mexican Grill Inc (d)	1,186,335	40,952,284
Churchill Downs Inc	429,421	46,845,537
Domino's Pizza Inc	113,650	47,690,950
DraftKings Inc Class A (d)	1,168,343	38,742,254
Dutch Bros Inc Class A (d)	291,566	17,088,682
Marriott International Inc/MD Class A1	318,359	97,032,640
McDonald's Corp	84,686	26,406,789
Starbucks Corp	720,786	62,787,668
Wyndham Hotels & Resorts Inc	380,353	27,841,840
Yum! Brands Inc	434,685	66,598,089
		586,369,507
Household Durables - 0.1%
PulteGroup Inc	506,156	64,377,982
Somnigroup International Inc	296,059	27,095,319
		91,473,301
Specialty Retail - 1.1%
Dick's Sporting Goods Inc	132,178	27,304,009
Floor & Decor Holdings Inc Class A (d)	384,231	24,444,776
Home Depot Inc/The	333,526	119,042,100
Lithia Motors Inc Class A	71,800	22,892,712
Lowe's Cos Inc	1,196,474	290,121,017
RealReal Inc/The (d)	433,200	6,272,736
Ross Stores Inc	866,390	152,796,540
TJX Cos Inc/The	75,521	11,473,150
		654,347,040
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	1,276,779	82,518,227
PVH Corp	550,250	46,639,190
VF Corp	563,200	9,856,000
		139,013,417
TOTAL CONSUMER DISCRETIONARY		4,067,506,119

Consumer Staples - 2.9%
Beverages - 0.9%
Coca-Cola Co/The	4,134,541	302,317,638
Constellation Brands Inc Class A	220,713	30,100,838
Keurig Dr Pepper Inc	3,256,434	90,854,509
Monster Beverage Corp (d)	461,041	34,573,465
PepsiCo Inc	636,074	94,609,647
		552,456,097
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (d)	181,700	16,213,091
Costco Wholesale Corp	286,488	261,732,572
Kroger Co/The	565,838	38,069,581
Target Corp	367,633	33,314,902
Walmart Inc	2,706,336	299,077,191
		648,407,337
Food Products - 0.2%
Bunge Global SA	426,736	40,996,528
Lamb Weston Holdings Inc	123,983	7,322,435
Mondelez International Inc	1,092,259	62,881,351
		111,200,314
Household Products - 0.5%
Kimberly-Clark Corp	81,600	8,904,192
Procter & Gamble Co/The	1,885,738	279,390,943
Reynolds Consumer Products Inc	689,278	17,218,164
		305,513,299
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	196,495	18,484,284
Kenvue Inc	2,464,833	42,764,853
		61,249,137
Tobacco - 0.2%
Philip Morris International Inc	783,667	123,411,879
TOTAL CONSUMER STAPLES		1,802,238,063

Energy - 1.5%
Energy Equipment & Services - 0.0%
SLB Ltd	672,200	24,360,528
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp	672,762	101,674,521
ConocoPhillips	1,234,828	109,516,895
Exxon Mobil Corp	3,892,615	451,231,931
Marathon Petroleum Corp	233,755	45,285,356
Murphy Oil Corp (e)	843,600	27,054,252
Shell PLC ADR	1,067,245	78,730,664
Valero Energy Corp	527,633	93,264,409
		906,758,028
TOTAL ENERGY		931,118,556

Financials - 7.5%
Banks - 2.9%
Bancorp Inc/The (d)	226,851	14,534,344
Bank of America Corp	8,396,604	450,477,805
Citigroup Inc	2,233,224	231,362,006
Comerica Inc	771,594	62,020,726
First Horizon Corp	2,714,489	60,641,684
JPMorgan Chase & Co	557,772	174,627,258
KeyCorp	2,435,137	44,757,818
M&T Bank Corp	292,098	55,562,882
Pathward Financial Inc	306,198	22,015,636
Synovus Financial Corp	677,812	32,670,538
UMB Financial Corp	209,517	23,273,148
US Bancorp	4,899,410	240,316,061
Wells Fargo & Co	4,006,080	343,921,968
		1,756,181,874
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	729,022	81,723,366
Blackrock Inc	192,939	202,065,015
Cboe Global Markets Inc	241,695	62,398,398
Charles Schwab Corp/The	2,131,811	197,682,834
DigitalBridge Group Inc Class A	695,768	6,755,907
Goldman Sachs Group Inc/The	192,300	158,847,492
Intercontinental Exchange Inc	653,502	102,795,865
KKR & Co Inc Class A	1,015,584	124,216,079
MarketAxess Holdings Inc	415,472	68,091,706
Northern Trust Corp	517,543	67,974,098
State Street Corp	703,705	83,754,969
StepStone Group Inc rights 12/31/2038 (b)(d)	22,875	1,575,401
Tradeweb Markets Inc Class A	150,805	16,416,632
Virtu Financial Inc Class A	1,174,308	41,993,254
		1,216,291,016
Consumer Finance - 0.0%
SLM Corp	1,050,476	30,778,947
Financial Services - 1.3%
Affirm Holdings Inc Class A (d)	202,763	14,386,034
Apollo Global Management Inc	856,715	112,957,873
Berkshire Hathaway Inc Class A (d)	96	73,929,600
Block Inc Class A (d)	552,152	36,883,754
Mastercard Inc Class A	893,405	491,846,255
UWM Holdings Corp Class A	5,389,386	31,527,907
Voya Financial Inc	746,705	52,493,362
		814,024,785
Insurance - 1.3%
American Financial Group Inc/OH	390,052	53,717,961
Arthur J Gallagher & Co	330,408	81,815,629
Baldwin Insurance Group Inc/The Class A (d)	812,613	23,167,597
Brighthouse Financial Inc (d)	446,374	29,259,816
Chubb Ltd	530,370	157,084,987
Hartford Insurance Group Inc/The	849,141	116,357,791
Marsh & McLennan Cos Inc	526,556	96,596,698
Reinsurance Group of America Inc	150,587	28,591,954
Travelers Companies Inc/The	334,372	97,924,184
Unum Group	549,059	41,712,012
Willis Towers Watson PLC	221,223	71,012,583
		797,241,212
TOTAL FINANCIALS		4,614,517,834

Health Care - 5.7%
Biotechnology - 1.3%
AbbVie Inc	1,441,558	328,242,757
Alnylam Pharmaceuticals Inc (d)	182,922	82,539,894
BeOne Medicines Ltd ADR (d)	44,383	15,117,294
Cogent Biosciences Inc (d)	979,629	39,400,678
Disc Medicine Inc (d)	115,400	10,773,744
Gilead Sciences Inc	2,078,181	261,518,297
Insmed Inc (d)	99,166	20,603,720
Nuvalent Inc Class A (d)	272,689	29,818,542
Travere Therapeutics Inc (d)	279,200	9,886,472
		797,901,398
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	607,427	78,297,340
Boston Scientific Corp (d)	2,066,150	209,879,517
Edwards Lifesciences Corp (d)	1,380,608	119,657,295
Insulet Corp (d)	190,978	62,486,092
Intuitive Surgical Inc (d)	183,723	105,361,466
Masimo Corp (d)	232,465	33,109,990
Penumbra Inc (d)	225,923	66,233,846
Shoulder Innovations Inc	505,800	7,809,552
Stryker Corp	337,643	125,326,329
		808,161,427
Health Care Providers & Services - 0.9%
Cencora Inc	482,718	178,089,152
CVS Health Corp	1,799,464	144,604,927
HCA Healthcare Inc	49,600	25,211,184
Tenet Healthcare Corp (d)	425,886	92,349,120
UnitedHealth Group Inc	310,929	102,535,056
		542,789,439
Health Care Technology - 0.0%
Veeva Systems Inc Class A (d)	161,917	38,907,036
Waystar Holding Corp (d)	122,394	4,517,562
		43,424,598
Life Sciences Tools & Services - 0.7%
Danaher Corp	862,741	195,652,404
IQVIA Holdings Inc (d)	439,244	101,030,512
Repligen Corp (d)	252,900	43,250,958
Thermo Fisher Scientific Inc	113,400	67,000,122
		406,933,996
Pharmaceuticals - 1.5%
Amylyx Pharmaceuticals Inc (d)	880,235	13,185,920
Elanco Animal Health Inc (d)	4,447,200	103,486,344
Eli Lilly & Co	677,181	728,287,851
Johnson & Johnson	299,600	61,993,232
		906,953,347
TOTAL HEALTH CARE		3,506,164,205

Industrials - 5.3%
Aerospace & Defense - 1.8%
Beta Technologies Inc (h)	356,681	9,726,691
Boeing Co (d)	862,410	162,995,490
GE Aerospace	1,172,444	349,915,912
Howmet Aerospace Inc	792,188	162,073,743
Lockheed Martin Corp	233,627	106,968,458
Northrop Grumman Corp	145,801	83,434,622
RTX Corp	347,136	60,717,558
Space Exploration Technologies Corp (b)(c)(d)	133,715	28,347,580
Space Exploration Technologies Corp Class C (b)(c)(d)	15,685	3,325,220
TransDigm Group Inc	87,604	119,156,333
		1,086,661,607
Building Products - 0.4%
Trane Technologies PLC	613,675	258,651,739
Commercial Services & Supplies - 0.2%
Cintas Corp	355,226	66,079,140
Republic Services Inc	308,149	66,886,822
		132,965,962
Construction & Engineering - 0.2%
Argan Inc	6,000	2,371,200
MasTec Inc (d)	22,900	4,897,852
Quanta Services Inc	239,086	111,146,300
		118,415,352
Electrical Equipment - 0.7%
AMETEK Inc	705,543	139,619,904
Eaton Corp PLC	318,543	110,180,838
GE Vernova Inc	326,588	195,877,685
Nextpower Inc Class A (d)	97,400	8,923,788
		454,602,215
Ground Transportation - 0.5%
CSX Corp	1,533,893	54,238,456
Old Dominion Freight Line Inc	380,608	51,492,456
Uber Technologies Inc (d)	1,645,804	144,073,683
Union Pacific Corp	165,290	38,319,181
		288,123,776
Machinery - 1.3%
Caterpillar Inc	334,200	192,418,992
Cummins Inc	280,400	139,633,592
Dover Corp	328,667	60,895,422
Ingersoll Rand Inc	732,855	58,877,570
Parker-Hannifin Corp	294,321	253,616,406
Westinghouse Air Brake Technologies Corp	328,938	68,600,020
		774,042,002
Professional Services - 0.1%
Verisk Analytics Inc	245,780	55,317,705
Trading Companies & Distributors - 0.1%
Fastenal Co	934,965	37,772,586
United Rentals Inc	42,280	34,465,810
		72,238,396
TOTAL INDUSTRIALS		3,241,018,754

Information Technology - 20.0%
Communications Equipment - 0.8%
Arista Networks Inc (d)	1,800,528	235,292,999
Cisco Systems Inc	2,363,067	181,814,375
Lumentum Holdings Inc (d)	229,200	74,526,672
Motorola Solutions Inc	78,175	28,899,734
		520,533,780
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	807,437	113,767,873
Coherent Corp (d)	453,400	74,475,484
Corning Inc	565,000	47,573,000
		235,816,357
IT Services - 0.0%
Accenture PLC Class A	19,478	4,869,500
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices Inc (d)	104,874	22,813,240
Broadcom Inc	2,789,298	1,123,975,522
First Solar Inc (d)	344,755	94,090,535
Lam Research Corp	460,800	71,884,800
Marvell Technology Inc	1,618,795	144,720,273
Micron Technology Inc	1,797,022	424,959,763
NVIDIA Corp	18,855,423	3,337,409,871
		5,219,854,004
Software - 5.4%
BitMine Immersion Technologies Inc (d)	64,800	2,146,176
Cadence Design Systems Inc (d)	347,249	108,286,128
Circle Internet Group Inc Class A	321,539	25,700,612
Datadog Inc Class A (d)	980,086	156,823,561
Figma Inc Class A	64,087	2,305,209
Microsoft Corp	5,636,542	2,773,235,030
Oracle Corp	71,502	14,439,829
Palantir Technologies Inc Class A (d)	482,937	81,350,738
Servicenow Inc (d)	6,110	4,963,825
Synopsys Inc (d)	242,078	101,191,025
		3,270,442,133
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	10,659,159	2,972,306,487
Sandisk Corp/DE	10,032	2,239,945
		2,974,546,432
TOTAL INFORMATION TECHNOLOGY		12,226,062,206

Materials - 1.0%
Chemicals - 0.7%
Air Products and Chemicals Inc	135,199	35,293,699
Balchem Corp	76,256	11,911,950
Chemours Co/The	288,586	3,691,015
Corteva Inc	563,977	38,051,528
Dow Inc (e)	491,200	11,715,120
Ecolab Inc	246,810	67,912,240
Linde PLC	326,742	134,068,777
LyondellBasell Industries NV Class A1	453,300	22,207,167
Mosaic Co/The	1,147,119	28,092,944
Sherwin-Williams Co/The	101,346	34,831,607
Solstice Advanced Materials Inc	431,200	20,559,616
		408,335,663
Construction Materials - 0.1%
Martin Marietta Materials Inc	70,213	43,759,550
Containers & Packaging - 0.0%
International Paper Co	611,288	24,133,650
Metals & Mining - 0.2%
Alcoa Corp	136,900	5,714,206
Freeport-McMoRan Inc	539,812	23,201,120
Newmont Corp	598,003	54,256,812
Nucor Corp	243,426	38,824,013
		121,996,151
TOTAL MATERIALS		598,225,014

Real Estate - 1.2%
Health Care REITs - 0.2%
CareTrust REIT Inc	180,561	6,776,454
Ventas Inc	430,410	34,703,958
Welltower Inc	501,114	104,341,958
		145,822,370
Industrial REITs - 0.1%
Americold Realty Trust Inc	181,535	1,966,024
Prologis Inc	499,524	64,203,820
Terreno Realty Corp	343,517	21,569,432
		87,739,276
Office REITs - 0.1%
COPT Defense Properties	491,840	15,114,243
Kilroy Realty Corp	421,195	18,065,054
Vornado Realty Trust	339,132	12,486,840
		45,666,137
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	301,768	48,835,115
CoStar Group Inc (d)	115,475	7,944,680
		56,779,795
Residential REITs - 0.1%
Camden Property Trust	207,094	22,022,376
Invitation Homes Inc	1,122,783	31,662,481
Sun Communities Inc	99,297	12,793,425
		66,478,282
Retail REITs - 0.1%
Curbline Properties Corp	568,842	13,618,077
Macerich Co/The	1,168,233	20,280,526
NNN REIT Inc	323,746	13,386,897
Tanger Inc	470,864	15,811,613
		63,097,113
Specialized REITs - 0.5%
American Tower Corp	444,677	80,606,600
CubeSmart	371,161	13,818,324
Digital Realty Trust Inc	243,888	39,051,347
Equinix Inc	73,424	55,311,033
Extra Space Storage Inc	11,323	1,507,884
Four Corners Property Trust Inc	307,522	7,392,829
Iron Mountain Inc	344,564	29,753,101
Public Storage Operating Co	122,902	33,741,515
SBA Communications Corp Class A	36,000	6,993,720
		268,176,353
TOTAL REAL ESTATE		733,759,326

Utilities - 1.4%
Electric Utilities - 1.1%
Alliant Energy Corp	200,492	13,928,179
American Electric Power Co Inc	110,200	13,639,454
Constellation Energy Corp	262,232	95,546,852
Duke Energy Corp	604,780	74,956,433
Entergy Corp	495,794	48,349,831
Evergy Inc	396,211	30,765,784
Exelon Corp	1,089,730	51,348,078
NextEra Energy Inc	1,595,298	137,658,265
NRG Energy Inc	289,331	49,038,711
PG&E Corp	2,047,338	33,003,089
PPL Corp	892,328	32,926,903
Southern Co/The	246,410	22,452,879
Xcel Energy Inc	554,159	45,501,995
		649,116,453
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	286,580	4,029,315
Talen Energy Corp (d)	4,498	1,773,426
Vistra Corp	299,162	53,508,115
		59,310,856
Multi-Utilities - 0.3%
Ameren Corp	352,417	37,479,548
CenterPoint Energy Inc	858,656	34,329,067
NiSource Inc	632,500	27,912,225
Sempra	739,469	70,042,504
		169,763,344
TOTAL UTILITIES		878,190,653

TOTAL UNITED STATES		37,292,792,748
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	1,115,400	25,238,075
TOTAL COMMON STOCKS (Cost $19,103,562,649)		39,512,615,014

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	162,664	39,005,201
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	47,770	10,159,196
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	511,009	756,293
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(c)(d)	44,489	3,837,621
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(c)(d)	155,635	65,367
ABL Space Systems Co Series A9 (b)(c)(d)	70,143	29,459
		94,826
Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	468,104	4,755,937
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	462,431	1,900,591
Software - 0.1%
Algolia Inc Series D (b)(c)(d)	217,863	4,176,434
Anthropic PBC Series F (b)(c)	61,700	8,697,232
Databricks Inc Series G (b)(c)(d)	34,653	6,213,976
Databricks Inc Series H (b)(c)(d)	144,975	25,996,917
Openai Group Pbc Series A-2 (b)(c)	17,686	7,685,274
Openai Group Pbc Series A-3 (b)(c)	1,974	857,782
Skyryse Inc Series B (b)(c)(d)	383,747	10,034,984
		63,662,599
TOTAL INFORMATION TECHNOLOGY		70,319,127

TOTAL UNITED STATES		74,251,574
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $110,245,970)		124,172,264

Fixed-Income Funds - 35.0%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $23,023,230,362)	214,309,057	21,497,341,507

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $12,227,166)	679,287	4,564,808

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.90	8,720,000	8,690,507
US Treasury Bills 0% 1/8/2026 (k)	3.90	16,180,000	16,115,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,804,125)			24,805,590

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.02	312,539,797	312,602,305
Fidelity Securities Lending Cash Central Fund (l)(m)	4.02	10,879,377	10,880,465
TOTAL MONEY MARKET FUNDS (Cost $323,478,977)			323,482,770

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $42,597,549,249)	61,486,981,953
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(41,773,840)
NET ASSETS - 100.0%	61,445,208,113

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,563,344 or 0.3% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,764,405 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,764,405 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,726,691 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,131,414.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,703,397.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	6,176,993

ABL Space Systems Co Series A9	10/22/2021	4,264,375

Algolia Inc Series D	7/23/2021	6,371,414

Anthropic PBC Series F	8/18/2025	8,697,701

Astranis Space Technologies Corp Series C	3/19/2021	10,261,275

Bolt Technology OU Series E	1/3/2022	12,410,479

Bytedance Ltd Series E1	11/18/2020	17,823,774

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	9,218,384

Cazoo Group Ltd	3/28/2021	3,563,271

Databricks Inc Series G	2/1/2021	2,048,777

Databricks Inc Series H	8/31/2021	10,653,363

Epic Games Inc	3/29/2021	12,378,495

Gupshup Inc	6/8/2021	10,573,577

Jumo World Holding Limited	9/6/2023	11,285,784

Openai Group Pbc Series A-2	9/30/2024	3,322,452

Openai Group Pbc Series A-3	8/4/2025	605,800

Skyryse Inc Series B	10/21/2021	9,470,864

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	5,718,142

Space Exploration Technologies Corp Class C	12/9/2024	2,901,725

Waymo LLC Series C2	10/18/2024	3,479,098

Xsight Labs Ltd Series D	2/16/2021	4,086,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	348,421,015	2,103,488,375	2,139,309,457	4,537,192	2,372	-	312,602,305	312,539,797	0.5%
Fidelity Investment Grade Bond Central Fund	20,679,412,047	551,211,062	-	227,251,123	-	266,718,398	21,497,341,507	214,309,057	49.7%
Fidelity Securities Lending Cash Central Fund	107,385,386	234,663,042	331,167,760	128,405	(203)	-	10,880,465	10,879,377	0.0%
Total	21,135,218,448	2,889,362,479	2,470,477,217	231,916,720	2,169	266,718,398	21,820,824,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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